Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and due from banks	$ 8,570	$ 14,261
Interest bearing deposits with banks	43	136
Cash and cash equivalents	8,613	14,397
Interest bearing time deposits with banks	249	847
Securities available for sale	126,046	122,338
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,967	1,726
Investment in unconsolidated subsidiary	4,172	4,000
Total loans	277,798	277,500
Less: Allowance for loan losses	(2,287)	(3,281)
Total loans, net of allowance for loan losses	275,511	274,219
Premises and equipment, net	6,330	6,472
Other real estate owned	281	428
Bank owned life insurance and annuities	14,848	14,402
Investment in low income housing project	3,990	3,796
Core deposit intangible	119	164
Goodwill	2,046	2,046
Mortgage servicing rights	167	98
Accrued interest receivable and other assets	4,443	3,936
Total assets	448,782	448,869
Liabilities:
Non-interest bearing deposits	74,611	71,318
Interest bearing deposits	305,034	315,433
Total deposits	379,645	386,751
Securities sold under agreements to repurchase	5,397	3,836
Short-term borrowings	8,400	1,600
Other interest bearing liabilities	1,356	1,305
Accrued interest payable and other liabilities	4,000	5,080
Total liabilities	398,798	398,572
Stockholders' Equity:
Common stock, par value $1.00 per share: Authorized - 20,000,000 shares Issued - 4,745,826 shares Outstanding - 4,196,266 shares at December 31, 2013; 4,218,361 shares at December 31, 2012	4,746	4,746
Surplus	18,370	18,346
Retained earnings	39,118	38,824
Accumulated other comprehensive loss	(1,659)	(1,419)
Cost of common stock in Treasury: 549,560 shares at December 31, 2013; 527,465 shares at December 31, 2012	(10,591)	(10,200)
Total stockholders' equity	49,984	50,297
Total liabilities and stockholders' equity	$ 448,782	$ 448,869